Breakdown Of Covid 19 Related Measures by Stages (Detail: Text Values)	6 Months Ended
Jun. 30, 2022 EUR (€)
Measures in Context of Covid 19 [Abstract]
Clients who continue to perform their obligations under forbearance measures in percent	87,000,000,000
Clients who took advantage of moratoria continue to make regular payments in percent	95,000,000,000
Loans granted in Germany via programs sponsored by KfW	€ 1,600,000,000
of which derecognized as the terms of the loan and guarantee met the criteria for derecognition under IFRS 9	300,000,000
Loans originated in Spain	1,900,000,000
Loans originated in Luxembourg	500,000,000
Loans granted in Corporate Bank	2,100,000,000
Loans granted in Private Bank	€ 1,800,000,000
Loans that were granted public guarantees that continue to make regular repayments in percent	97,000,000,000
Loans outstanding under the public guarantee scheme	€ 4,300,000,000
Remaining balance of COVID-19 elated forbearance measures	€ 5,500,000,000